Inventories - Summary of Inventories (Detail) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [line items]
Inventories	$ 153,927	$ 100,137	$ 80,479	$ 53,324
Refined products [member]
Disclosure of inventories [line items]
Inventories	105,123	59,971	50,563
Crude oil and natural gas [member]
Disclosure of inventories [line items]
Inventories	37,521	33,066	24,756
Products in process [member]
Disclosure of inventories [line items]
Inventories	3,500	1,966	2,259
Raw materials, packaging materials and others [member]
Disclosure of inventories [line items]
Inventories	$ 7,783	$ 5,134	$ 2,901